Simplify Interest Rate Hedge ETF
Schedule of Investments
March 31, 2025 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 43.4%
U.S. Treasury Bill, 4.32%, 4/10/2025 (a)(b) ..................................... $ 42,700,000 $ 42,654,711
U.S. Treasury Bill, 4.34%, 6/17/2025 (a)(b) ..................................... 8,000,000 7,928,732
U.S. Treasury Bill, 4.29%, 7/8/2025 (a)(b) ...................................... 11,800,000 11,665,569
Total U.S. Treasury Bills (Cost $62,247,814) ........................................ 62,249,012
U.S. Government Obligations – 43.3%
U.S. Treasury Note, 0.25%, 9/30/2025
(Cost $61,825,438) ...................................................... $ 63,225,000 62,003,035
Notional Amount
Purchased Swaptions – 13.2%
Puts – Over the Counter – 13.2%
Interest Rate Swaption , pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/13/30 (counterparty: Barclays
Bank PLC)(c) ................................................... 155,000,000 2,077,672
Interest Rate Swaption , pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of SOFR, Expires 5/11/30 (counterparty: Goldman
Sachs International) ............................................. 30,000,000 729,972
Interest Rate Swaption , pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/13/30 (counterparty: Goldman
Sachs International) ............................................. 465,000,000 3,636,895
Interest Rate Swaption , pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/13/30 (counterparty: J&P Morgan
Chase & Co.) ................................................... 120,000,000 9,063
Interest Rate Swaption , pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/13/30 (counterparty: Morgan
Stanley Capital Services LLC)(c) ................................... 955,000,000 12,408,276
18,861,878
Total Purchased Swaptions (Cost $0) ................................................ 18,861,878
Shares
Money Market Funds – 0.1%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.15%(d)
(Cost $209,533) ......................................................... 209,533 209,533
Total Investments – 100.0%
(Cost $124,282,785) ........................................................... $ 143,323,458
Other Assets in Excess of Liabilities – 0.0%† .......................................... 54,859
Net Assets – 100.0% ............................................................ $ 143,378,317
† Less than 0.05%
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $6,336,119 have been pledged as collateral for purchased swaptions as of March 31,
2025.
(c) U.S. Treasury Notes with a market value of $5,475,367 have been pledged as collateral by the broker for purchased swaptions as of March 31, 2025.
(d) Rate shown reflects the 7-day yield as of March 31, 2025.

Simplify Interest Rate Hedge ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
At March 31, 2025, interest rate swap contracts outstanding were as follows:
Rate Paid by
Fund
Rate Received
by the Fund(1)
Payment
Frequency Paid/
received Counterparty
Maturity
Date
Notional
Amount Fair Value
Upfront
Premium Paid/
(Received)
Unrealized
Appreciation/
(depreciation)
2.11%
4.41% (1 Day
SOFR + 0.00%) Annual/Annual MSCS 05/15/2048 10,000 $ 2,281 $ 0 $ 2,281
(1) The Fund pays the fixed rate and receives the floating rate.
Abbreviations:
MSCS : Morgan Stanley Capital Services LLC
SOFR : Secured Overnight Financing Rate
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 43.4%
U.S. Government Obligations .................................................................... 43.3%
Purchased Swaptions .......................................................................... 13.2%
Money Market Funds .......................................................................... 0.1%
Total Investments ............................................................................. 100.0%
Other Assets in Excess of Liabilities ............................................................... 0.0%†
Net Assets .................................................................................. 100.0%
† Less than 0.05%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.